Exhibit 99.1

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

Collection Period	31-Jan-20	30/360 Days	30	Collection Period Start	1-Jan-20
Distribution Date	18-Feb-20	Actual/360 Days	34	Collection Period End	31-Jan-20
				Prior Month Settlement Date	15-Jan-20
				Current Month Settlement Date	18-Feb-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,114,467,625.30	464,592,443.85	441,185,890.43	0.423538
Yield Supplement Overcollaterization		72,800,953.50	20,342,965.10	18,879,528.02
Total Adjusted Pool Balance		1,041,666,671.80	444,249,478.75	422,306,362.41
Total Adjusted Securities		1,041,666,671.80	444,249,478.75	422,306,362.41	0.405414
Class A-1 Notes	1.90000%	200,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.39000%	295,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.76625%	75,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	2.65000%	300,000,000.00	272,582,806.95	250,639,690.61	0.835466
Class A-4 Notes	2.89000%	130,000,000.00	130,000,000.00	130,000,000.00	1.000000
Certificates	0.00000%	41,666,671.80	41,666,671.80	41,666,671.80	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	21,943,116.34	601,953.70	73.1437211	2.0065123
Class A-4 Notes	0.00	313,083.33	—	2.4083333
Certificates	0.00	0.00	—	—

Total Securities	21,943,116.34	915,037.03

I. COLLECTIONS

Interest:
Interest Collections				928,154.11
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				928,154.11
Principal:
Principal Collections				22,824,685.47
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				22,824,685.47
Recoveries of Defaulted Receivables				340,575.31

Total Collections				24,093,414.89

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			34,483	444,249,478.75
Total Principal Payment				21,943,116.34

			33,784	422,306,362.41

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	24,093,414.89
Reserve Account Draw	0.00
Total Available for Distribution	24,093,414.89
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	387,160.37
Servicing Fee Paid	387,160.37
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	601,953.70
Class A-3 Notes Monthly Interest Paid	601,953.70
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	313,083.33
Class A-4 Notes Monthly Interest Paid	313,083.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		915,037.03
Total Note Monthly Interest Paid		915,037.03
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		22,791,217.49
4. Total Monthly Principal Paid on the Notes		21,943,116.34
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		21,943,116.34
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		848,101.15
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		848,101.15

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.68
Required Reserve Account Amount		2,604,166.68
Beginning Reserve Account Balance		2,604,166.68
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.68
Required Reserve Account Amount for Next Period		2,604,166.68

VI. POOL STATISTICS

Weighted Average Coupon		2.33%
Weighted Average Remaining Maturity		33.39

	Amount	Number
Principal on Defaulted Receivables	581,867.95	34
Principal Recoveries of Defaulted Receivables	340,575.31

Monthly Net Losses	241,292.64
Pool Balance at Beginning of Collection Period	464,592,443.85
Net Loss Ratio for Third Preceding Collection Period	0.38%
Net Loss Ratio for Second Preceding Collection Period	0.76%
Net Loss Ratio for Preceding Collection Period	0.61%
Net Loss Ratio for Current Collection Period	0.62%
Four-Month Average Net Loss Ratio	0.59%
Cumulative Net Losses for all Periods	8,630,394.92

Nissan Auto Receivables 2018-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,001,019.22	176	0.68%
61-90 Days Delinquent	832,806.98	49	0.19%
91-120 Days Delinquent	317,211.51	20	0.07%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,151,037.71	245	0.94%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.21%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.30%	0.24%
Delinquency Ratio for Preceding Collection Period	0.32%	0.25%
Delinquency Ratio for Current Collection Period	0.26%	0.20%
Four-Month Average Delinquency Ratio	0.28%	0.22%
60 Day Delinquent Receivables	1,226,119.54
Delinquency Percentage	0.28%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO